Inventories (Tables)	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories as of September 30, 2023 and 2022 consisted of the following:
	September 30, 2023	September 30, 2022
Raw materials	$9,016,981	$6,401,458
Work in process		7,830
Finished goods	5,133,030	7,117,789
Goods in transit	1,714,861	3,005,549
Inventory provision	(1,445,947)	(1,099,914)
Total inventories, net	$14,418,925	$15,432,712